UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  535 Madison Avenue, 37th Floor
          New York, New York 10022

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ron Kashden
Title:  Chief Financial Officer
Phone:  (212) 396-8761


Signature, Place and Date of Signing:


/s/ Ron Kashden                 New York, New York         August 13, 2007
--------------------            ------------------       --------------------
     [Signature]               [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      140

Form 13F Information Table Value Total: $660,132
                                        (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION  MNGRSS   SOLE   SHARED  NONE
24/7 REAL MEDIA INC                 COM NEW       901314203    2,412     205,640 SH           SOLE      NONE       205,640
ABN AMRO HLDG NV                 SPONSORED ADR    000937102    6,147     133,900 SH           SOLE      NONE       133,900
ABN AMRO HLDG NV                 SPONSORED ADR    000937102      550      12,000 SH   PUT     SOLE      NONE        12,000
ACTIVISION INC                      COM NEW       004930202   13,069     700,000 SH           SOLE      NONE       700,000
ACXIOM CORP                           COM         005125109    3,017     114,064 SH           SOLE      NONE       114,064
AGNICO EAGLE MINES LTD                COM         008474108      730      20,000 SH           SOLE      NONE        20,000
AGNICO EAGLE MINES LTD                COM         008474108      730      20,000 SH   PUT     SOLE      NONE        20,000
ALCAN INC                             COM         013716105    7,117      87,538 SH           SOLE      NONE        87,538
ALCAN INC                             COM         013716105    3,821      47,000 SH   PUT     SOLE      NONE        47,000
ALCOA INC                             COM         013817101    6,420     158,400 SH           SOLE      NONE       158,400
ALCOA INC                             COM         013817101    4,864     120,000 SH  CALL     SOLE      NONE       120,000
ALLIANCE DATA SYSTEMS CORP            COM         018581108    2,459      31,821 SH           SOLE      NONE        31,821
ANADIGICS INC                         COM         032515108    5,516     400,000 SH           SOLE      NONE       400,000
APEX SILVER MINES LTD           NOTE 4.000% 9/1   03760XAD3      504     500,000 PRN          SOLE      NONE       500,000
APPLEBEES INTL INC                    COM         037899101    2,779     115,300 SH           SOLE      NONE       115,300
APPLEBEES INTL INC                    COM         037899101      603      25,000 SH  CALL     SOLE      NONE        25,000
AQUANTIVE INC                         COM         03839G105    3,509      55,000 SH           SOLE      NONE        55,000
ARCHSTONE SMITH TR                    COM         039583109    3,783      64,000 SH           SOLE      NONE        64,000
ARMOR HOLDINGS INC                    COM         042260109    6,680      76,900 SH           SOLE      NONE        76,900
AUTHORIZE NET HLDGS INC               COM         052686102    3,504     195,867 SH           SOLE      NONE       195,867
AVAYA INC                             COM         053499109    3,046     180,900 SH           SOLE      NONE       180,900
BARRICK GOLD CORP                     COM         067901108      581      20,000 SH   PUT     SOLE      NONE        20,000
BCE INC                             COM NEW       05534B760    5,831     154,300 SH           SOLE      NONE       154,300
BIOMET INC                            COM         090613100    7,997     174,911 SH           SOLE      NONE       174,911
BUILDING MATLS HLDG CORP              COM         120113105      213      15,000 SH           SOLE      NONE        15,000
CBOT HLDGS INC                        CL A        14984K106    5,068      24,531 SH           SOLE      NONE        24,531
CENVEO INC                            COM         15670S105   16,233     700,000 SH           SOLE      NONE       700,000
CHARLOTTE RUSSE HLDG INC              COM         161048103   13,435     500,000 SH           SOLE      NONE       500,000
CHICAGO MERCANTILE HLDGS INC          CL A        167760107    4,756       8,900 SH           SOLE      NONE         8,900
CIRCUIT CITY STORE INC                COM         172737108    1,586     104,000 SH  CALL     SOLE      NONE       104,000
CLEAR CHANNEL COMMUNICATIONS          COM         184502102    5,018     132,678 SH           SOLE      NONE       132,678
CLEVELAND CLIFFS INC                  COM         185896107      466       6,000 SH  CALL     SOLE      NONE         6,000
COMPUTER SCIENCES CORP                COM         205363104      296       5,000 SH           SOLE      NONE         5,000
COMPUTER SCIENCES CORP                COM         205363104    1,035      17,500 SH  CALL     SOLE      NONE        17,500
COVAD COMMUNICATIONS GROUP I    DBCV 3.000% 3/1   222814AR6      457     500,000 PRN          SOLE      NONE       500,000
COVAD COMMUNICATIONS GROUP I          COM         222814204      100     110,983 SH           SOLE      NONE       110,983
CRESCENT REAL ESTATE EQUITIE          COM         225756105    2,601     115,900 SH           SOLE      NONE       115,900
CYTYC CORP                            COM         232946103    7,170     166,313 SH           SOLE      NONE       166,313
CYTYC CORP                            COM         232946103      862      20,000 SH  CALL     SOLE      NONE        20,000
DENISON MINES CORP                    COM         248356107      717      60,000 SH           SOLE      NONE        60,000
DIAMONDS TR                        UNIT SER 1     252787106   18,117     135,000 SH   PUT     SOLE      NONE       135,000
DIGENE CORP                           COM         253752109    2,810      46,800 SH           SOLE      NONE        46,800
DOLLAR GEN CORP                       COM         256669102    1,096      50,000 SH           SOLE      NONE        50,000
DRESS BARN INC                        COM         261570105   15,677     764,000 SH           SOLE      NONE       764,000
EFUNDS CORP                           COM         28224R101    2,117      60,000 SH           SOLE      NONE        60,000
EMPIRE RESORTS INC                    COM         292052107      509      70,000 SH           SOLE      NONE        70,000
EVERGREEN SOLAR INC             NOTE 4.375% 7/0   30033RAB4      693     500,000 PRN          SOLE      NONE       500,000
FAIR ISAAC CORP                 NOTE 1.500% 8/1   303250AD6      521     500,000 PRN          SOLE      NONE       500,000
FAMOUS DAVES AMER INC                 COM         307068106      490      22,000 SH           SOLE      NONE        22,000
SELECT SECTOR SPDR TR             SBI INT-FINL    81369Y605      543      15,000 SH           SOLE      NONE        15,000
FINISH LINE INC                       CL A        317923100    1,387     152,218 SH           SOLE      NONE       152,218
FIRST DATA CORP                       COM         319963104    6,341     194,087 SH           SOLE      NONE       194,087
FLORIDA ROCK INDS INC                 COM         341140101    3,510      52,000 SH           SOLE      NONE        52,000
GATEWAY INC                     NOTE 2.000% 12/3  367626AD0    1,572   2,000,000 PRN          SOLE      NONE     2,000,000
GENESCO INC                           COM         371532102    3,400      65,000 SH           SOLE      NONE        65,000
GENESIS HEALTHCARE CORP               COM         37184D101    3,906      57,091 SH           SOLE      NONE        57,091
GLOBALSANTAFE CORP                    SHS         G3930E101    1,156      16,000 SH           SOLE      NONE        16,000
GUESS INC                             COM         401617105    8,407     175,000 SH           SOLE      NONE       175,000
HARMAN INTL INDS INC                  COM         413086109    7,286      62,378 SH           SOLE      NONE        62,378
HOLOGIC INC                           COM         436440101    5,033      91,000 SH  CALL     SOLE      NONE        91,000
HYTHIAM INC                           COM         44919F104    3,460     400,000 SH           SOLE      NONE       400,000
INFRASOURCE SVCS INC                  COM         45684P102    6,607     178,080 SH           SOLE      NONE       178,080
INNKEEPERS USA TR                     COM         4576J0104    2,333     131,593 SH           SOLE      NONE       131,593
INTERCONTINENTALEXCHANGE INC          COM         45865V100      408       2,758 SH           SOLE      NONE         2,758
INVESTORS FINL SERVICES CORP          COM         461915100    5,893      95,555 SH           SOLE      NONE        95,555
IPCS INC                            COM NEW       44980Y305      390      11,500 SH           SOLE      NONE        11,500
IPSCO INC                             COM         462622101    8,287      52,156 SH           SOLE      NONE        52,156
ISHARES INC                      MSCI CDA INDEX   464286509      299      10,000 SH   PUT     SOLE      NONE        10,000
ISHARES INC                      MSCI HONG KONG   464286871      426      25,000 SH   PUT     SOLE      NONE        25,000
ISHARES TR                       MSCI EMERG MKT   464287234   13,165     100,000 SH   PUT     SOLE      NONE       100,000
ISHARES TR                        RUSSELL 2000    464287655   14,104     170,000 SH   PUT     SOLE      NONE       170,000
ISHARES TR                       MSCI EAFE IDX    464287465      808      10,000 SH   PUT     SOLE      NONE        10,000
KINROSS GOLD CORP                  COM NO PAR     496902404      356      30,500 SH           SOLE      NONE        30,500
KINROSS GOLD CORP                  COM NO PAR     496902404      350      30,000 SH  CALL     SOLE      NONE        30,000
LAUREATE EDUCATION INC                COM         518613104    2,419      39,225 SH           SOLE      NONE        39,225
LEAPFROG ENTERPRISES INC              CL A        52186N106   10,711   1,045,000 SH           SOLE      NONE     1,045,000
LEAR CORP                             COM         521865105      780      21,900 SH           SOLE      NONE        21,900
LEVEL 3 COMMUNICATIONS INC            COM         52729N100      410      70,000 SH           SOLE      NONE        70,000
LIZ CLAIBORNE INC                     COM         539320101      373      10,000 SH           SOLE      NONE        10,000
MACYS INC                             COM         55616P104      995      25,000 SH  CALL     SOLE      NONE        25,000
MANOR CARE INC NEW                    COM         564055101    6,660     102,000 SH           SOLE      NONE       102,000
MANOR CARE INC NEW                    COM         564055101    4,316      66,100 SH   PUT     SOLE      NONE        66,100
MARSH & MCLENNAN COS INC              COM         571748102      926      30,000 SH   PUT     SOLE      NONE        30,000
MARVELL TECHNOLOGY GROUP LTD          ORD         G5876H105   15,296     840,000 SH           SOLE      NONE       840,000
MDS INC                               COM         55269P302      305      15,000 SH           SOLE      NONE        15,000
MICROSEMI CORP                        COM         595137100   10,538     440,000 SH           SOLE      NONE       440,000
MIDWAY GAMES INC                      COM         598148104      127      20,000 SH           SOLE      NONE        20,000
MIDWAY GAMES INC                NOTE 6.000% 9/3   598148AB0    2,145   2,200,000 PRN          SOLE      NONE     2,200,000
MIDWEST AIR GROUP INC                 COM         597911106    2,347     156,251 SH           SOLE      NONE       156,251
MORTON'S RESTAURANT GRP INC N         COM         619430101   10,775     595,000 SH           SOLE      NONE       595,000
NABORS INDS INC                     NOTE 6/1      629568AL0      536     500,000 PRN          SOLE      NONE       500,000
NABORS INDUSTRIES LTD                 SHS         G6359F103      334      10,000 SH           SOLE      NONE        10,000
NABORS INDUSTRIES LTD                 SHS         G6359F103      811      24,300 SH  CALL     SOLE      NONE        24,300
NEWELL RUBBERMAID INC                 COM         651229106      294      10,000 SH           SOLE      NONE        10,000
NEXCEN BRANDS INC                     COM         653351106   10,082     905,000 SH           SOLE      NONE       905,000
NEXEN INC                             COM         65334H102      325      10,500 SH           SOLE      NONE        10,500
NEXEN INC                             COM         65334H102      929      30,000 SH  CALL     SOLE      NONE        30,000
NOBLE ENERGY INC                      COM         655044105      562       9,000 SH           SOLE      NONE         9,000
NOBLE ENERGY INC                      COM         655044105      624      10,000 SH  CALL     SOLE      NONE        10,000
NOVA CHEMICALS CORP                   COM         66977W109      534      15,000 SH           SOLE      NONE        15,000
NUTRI SYS INC                         COM         67069D108   23,050     330,000 SH           SOLE      NONE       330,000
NUTRI SYS INC                         COM         67069D108    6,985     100,000 SH  CALL     SOLE      NONE       100,000
NYMEX HOLDINGS INC                    COM         62948N104      314       2,500 SH           SOLE      NONE         2,500
OIL SVC HOLDRS TR               DEPOSITORY RCPT   678002106    2,621      15,000 SH   PUT     SOLE      NONE        15,000
PACIFIC SUNWEAR CALIF INC             COM         694873100    2,970     135,000 SH           SOLE      NONE       135,000
PHH CORP                            COM NEW       693320202    2,509      80,400 SH           SOLE      NONE        80,400
PHYSICIANS FORMULA HLDGS INC          COM         719427106   13,366     850,000 SH           SOLE      NONE       850,000
POWERSHARES QQQ TRUST              UNIT SER 1     73935A104   24,514     515,000 SH   PUT     SOLE      NONE       515,000
PRIDE INTL INC DEL                    COM         74153Q102      468      12,500 SH           SOLE      NONE        12,500
PRIDE INTL INC DEL              NOTE 3.250% 5/0   74153QAD4      744     500,000 PRN          SOLE      NONE       500,000
QIAGEN NV                             ORD         N72482107      445      25,000 SH   PUT     SOLE      NONE        25,000
QWEST COMMUNICATIONS INTL IN          COM         749121109      104      10,700 SH           SOLE      NONE        10,700
RETAIL HOLDRS TR                    DEP RCPT      76127U101    5,752      55,000 SH   PUT     SOLE      NONE        55,000
REUTERS GROUP PLC                SPONSORED ADR    76132M102    1,855      24,842 SH           SOLE      NONE        24,842
RIO NARCEA GOLD MINES INC             COM         766909105    5,612   1,114,900 SH           SOLE      NONE     1,114,900
RTI INTL METALS INC                   COM         74973W107      301       4,000 SH           SOLE      NONE         4,000
RTI INTL METALS INC                   COM         74973W107    1,508      20,000 SH  CALL     SOLE      NONE        20,000
SPDR TR                            UNIT SER 1     78462F103  121,848     810,000 SH   PUT     SOLE      NONE       810,000
SEAGATE TECHNOLOGY                    SHS         G7945J104      435      20,000 SH  CALL     SOLE      NONE        20,000
SEMICONDUCTOR HLDRS TR              DEP RCPT      816636203    1,142      30,000 SH   PUT     SOLE      NONE        30,000
SEPRACOR INC                       NOTE 10/1      817315AW4    2,322   2,500,000 PRN          SOLE      NONE     2,500,000
SERVICEMASTER CO                      COM         81760N109      782      50,600 SH           SOLE      NONE        50,600
SIRENZA MICRODEVICES INC              COM         82966T106    5,638     475,000 SH           SOLE      NONE       475,000
SLM CORP                              COM         78442P106    7,958     138,200 SH           SOLE      NONE       138,200
SMITH MICRO SOFTWARE INC              COM         832154108    7,184     477,000 SH           SOLE      NONE       477,000
SOLECTRON CORP                        COM         834182107    2,558     695,000 SH           SOLE      NONE       695,000
TALISMAN ENERGY INC                   COM         87425E103      870      45,000 SH           SOLE      NONE        45,000
TALISMAN ENERGY INC                   COM         87425E103      222      11,500 SH   PUT     SOLE      NONE        11,500
TIME WARNER TELECOM INC               CL A        887319101      201      10,000 SH           SOLE      NONE        10,000
TOPPS INC                             COM         890786106      142      13,500 SH           SOLE      NONE        13,500
TRIAD HOSPITALS INC                   COM         89579K109    5,107      95,000 SH           SOLE      NONE        95,000
TRUMP ENTMT RESORTS INC               COM         89816T103      377      30,000 SH           SOLE      NONE        30,000
TURBOCHEF TECHNOLOGIES INC          COM NEW       900006206    8,282     595,000 SH           SOLE      NONE       595,000
TXU CORP                              COM         873168108   10,000     148,584 SH           SOLE      NONE       148,584
U S XPRESS ENTERPRISES INC            CL A        90338N103    1,346      72,435 SH           SOLE      NONE        72,435
VENTANA MED SYS INC                   COM         92276H106    6,827      88,350 SH           SOLE      NONE        88,350
VERIFONE HLDGS INC                    COM         92342Y109      353      10,000 SH           SOLE      NONE        10,000
VERIFONE HLDGS INC                    COM         92342Y109      335       9,500 SH  CALL     SOLE      NONE         9,500
WARNACO GROUP INC                   COM NEW       934390402    1,534      39,000 SH           SOLE      NONE        39,000
ZILOG INC                        COM PAR $0.01    989524301      258      50,000 SH           SOLE      NONE        50,000
                                                             660,132



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